Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accrued Expenses
Accrued Expenses

Note 3.Accrued Expenses

The following is a summary of the Company’s accrued expenses:

	June 30,	December 31,
	2025	2024
Clinical trial expenses	$1,730,818	$1,135,542
Other	1,052,331	1,223,797
Total	$2,783,149	$2,359,339

Note 4.Accrued Expenses

The following is a summary of the Company’s accrued expenses:

	December 31,
	2024	2023
Clinical trial expenses	$1,135,542	$1,993,784
Other	1,223,797	424,218
Total	$2,359,339	$2,418,002